Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	YACKTMAN FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000885980
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
YACKTMAN FOCUSED FUND (Prospectus Summary) | YACKTMAN FOCUSED FUND | YACKTMAN FOCUSED FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YAFFX
YACKTMAN FUND (Prospectus Summary) | YACKTMAN FUND | YACKTMAN FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YACKX

YACKTMAN FOCUSED FUND (Prospectus Summary) | YACKTMAN FOCUSED FUND
The Yacktman Focused Fund
Investment Objective
The Fund seeks long-term capital appreciation and, to a lesser extent, current income.

Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	YACKTMAN FOCUSED FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinveste Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed within 30 calendar days)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		YACKTMAN FOCUSED FUND
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.27%
Total Annual Fund Operating Expenses		1.27%
Fee Waiver	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver		1.25%
[1]	The Fund's investment adviser has contractually agreed to waive its advisory fee to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses do not exceed 1.25% of the Fund's daily net assets. The investment adviser may terminate this waiver at any time, for any reason, but may not do so prior to April 30, 2012 .

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the total annual fund operating expenses after fee waiver for the first year and the total annual fund operating expenses for the remaining years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
YACKTMAN FOCUSED FUND	127	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 6%
of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests in both domestic and foreign equity securities and debt securities. The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American
Depositary Receipts (ADRs).

The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs. Some, but not all, of the equity securities may pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the
20% threshold.

The Fund's investment adviser employs a disciplined investment strategy. The
Fund invests in securities of any size company at levels the investment adviser thinks offer an attractive forward rate of return. The Yacktman Focused Fund is non-diversified. When the investment adviser purchases stocks, it looks for companies with one or more of the following three attributes: (1) good business;
(2) shareholder-oriented management; or (3) low purchase price. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Principal Risks of Investing in the Fund
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

• Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

• Non-Diversification Risk: The Fund is a non-diversified investment company. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

• Smaller-Capitalization Companies Risk: Smaller-capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger-capitalization companies. The stocks of smaller-capitalization companies tend to have less trading volume than stocks of larger-capitalization companies. Less trading volume may make it more difficult for our investment adviser to sell securities of smaller-capitalization companies at quoted market prices. Finally, there are periods when investing in smaller-capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

• Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

• Credit Risk: The issuers of the bonds and other debt securities held by the
  Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

• Junk Bond Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

  • Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  • Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the price of junk bonds than on other higher rated fixed-income securities.

  • Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  • Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields, with a corresponding reduction in future income.

  • Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund's securities than is the case with securities trading in a more liquid market.

  • The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

   The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

• Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to

U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Performance Information
The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns over 1,
5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's website www.yacktman.com, or by calling toll-free at 1-800-525-8258.

Total Return per Calendar Year

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 36.91% (quarter ended June 30, 2009) and the lowest total return for a quarter was -18.84% (quarter ended December 31,
2008).

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
YACKTMAN FOCUSED FUND	Return before taxes	11.84%	10.85%	12.36%
YACKTMAN FOCUSED FUND After Taxes on Distributions	Return after taxes on distributions	11.51%	9.64%	11.38%
YACKTMAN FOCUSED FUND After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund Shares	8.14%	9.07%	10.75%
YACKTMAN FOCUSED FUND S & P 500	S&P 500 (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
YACKTMAN FOCUSED FUND (Prospectus Summary) | YACKTMAN FOCUSED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Yacktman Focused Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation and, to a lesser extent, current income.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 6%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year, and that the Fund's expenses are equal to the total annual fund operating expenses after fee waiver for the first year and the total annual fund operating expenses for the remaining years.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in both domestic and foreign equity securities and debt securities. The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American
Depositary Receipts (ADRs).

The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and ADRs. Some, but not all, of the equity securities may pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the
20% threshold.

The Fund's investment adviser employs a disciplined investment strategy. The
Fund invests in securities of any size company at levels the investment adviser thinks offer an attractive forward rate of return. The Yacktman Focused Fund is non-diversified. When the investment adviser purchases stocks, it looks for companies with one or more of the following three attributes: (1) good business;
(2) shareholder-oriented management; or (3) low purchase price. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

• Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Fund's relative performance may suffer.

• Non-Diversification Risk: The Fund is a non-diversified investment company. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

• Smaller-Capitalization Companies Risk: Smaller-capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger-capitalization companies. The stocks of smaller-capitalization companies tend to have less trading volume than stocks of larger-capitalization companies. Less trading volume may make it more difficult for our investment adviser to sell securities of smaller-capitalization companies at quoted market prices. Finally, there are periods when investing in smaller-capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

• Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

• Credit Risk: The issuers of the bonds and other debt securities held by the
  Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

• Junk Bond Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

  • Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  • Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the price of junk bonds than on other higher rated fixed-income securities.

  • Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  • Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields, with a corresponding reduction in future income.

  • Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund's securities than is the case with securities trading in a more liquid market.

  • The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

   The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

• Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to

U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Investors in the Fund may lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns over 1,
5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's website www.yacktman.com, or by calling toll-free at 1-800-525-8258.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-525-8258
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.yacktman.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Total Return per Calendar Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 36.91% (quarter ended June 30, 2009) and the lowest total return for a quarter was -18.84% (quarter ended December 31,
2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after- tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after- tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
YACKTMAN FOCUSED FUND (Prospectus Summary) | YACKTMAN FOCUSED FUND | YACKTMAN FOCUSED FUND
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.84%)
YACKTMAN FOCUSED FUND | S & P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
YACKTMAN FOCUSED FUND | YACKTMAN FOCUSED FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinveste Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 calendar days)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2001	rr_AnnualReturn2001	17.14%
Annual Return 2002	rr_AnnualReturn2002	14.99%
Annual Return 2003	rr_AnnualReturn2003	31.79%
Annual Return 2004	rr_AnnualReturn2004	9.96%
Annual Return 2005	rr_AnnualReturn2005	(1.83%)
Annual Return 2006	rr_AnnualReturn2006	16.13%
Annual Return 2007	rr_AnnualReturn2007	3.46%
Annual Return 2008	rr_AnnualReturn2008	(23.48%)
Annual Return 2009	rr_AnnualReturn2009	62.76%
Annual Return 2010	rr_AnnualReturn2010	11.84%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.36%
YACKTMAN FOCUSED FUND | YACKTMAN FOCUSED FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.38%
YACKTMAN FOCUSED FUND | YACKTMAN FOCUSED FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.75%

[1]	The Fund's investment adviser has contractually agreed to waive its advisory fee to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses do not exceed 1.25% of the Fund's daily net assets. The investment adviser may terminate this waiver at any time, for any reason, but may not do so prior to April 30, 2012 .

YACKTMAN FUND (Prospectus Summary) | YACKTMAN FUND
The Yacktman Fund
Investment Objective
The Fund seeks long-term capital appreciation and, to a lesser extent, current income.

Fund Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	YACKTMAN FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinveste Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed within 30 calendar days)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YACKTMAN FUND
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.85%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
YACKTMAN FUND	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 10%
of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests in both domestic and foreign equity securities and debt securities. The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American
Depositary Receipts (ADRs).

The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks and ADRs. Some, but not all, of the equity securities may pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the
20% threshold.

The Fund's investment adviser employs a disciplined investment strategy. The
Fund invests in securities of any size company at levels the investment adviser thinks offer an attractive forward rate of return. When the investment adviser purchases stocks, it looks for companies with one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Principal Risks of Investing in the Fund
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

• Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.
  During these periods, the Fund's relative performance may suffer.

• Smaller-Capitalization Companies Risk: Smaller-capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger-capitalization companies. The stocks of smaller-capitalization companies tend to have less trading volume than stocks of larger-capitalization companies. Less trading volume may make it more difficult for our investment adviser to sell securities of smaller-capitalization companies at quoted market prices. Finally, there are periods when investing in smaller-capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

• Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

• Credit Risk: The issuers of the bonds and other debt securities held by the
  Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

  • Junk Bond Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

  • Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  • Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the price of junk bonds than on other higher rated fixed-income securities.

  • Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  • Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields, with a corresponding reduction in future income.

  • Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund's securities than is the case with securities trading in a more liquid market.

  • The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

   The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

• Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Because of these risks the Fund is a suitable investment only for those investors who have longterm investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Performance Information
The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns over 1,
5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's website www.yacktman.com, or by calling toll-free at 1-800-525-8258.

Total Return per Calendar Year

Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 34.83% (quarter ended June 30, 2009) and the lowest total return for a quarter was -18.44% (quarter ended December 31, 2008).

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
YACKTMAN FUND	Return before taxes	12.64%	9.73%	11.82%
YACKTMAN FUND After Taxes on Distributions	Return after taxes on distributions	12.05%	8.50%	10.61%
YACKTMAN FUND After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	9.01%	8.10%	10.10%
YACKTMAN FUND S & P 500	S&P 500 (reflects no deductions for fees, expense, or taxes)	15.06%	2.29%	1.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
YACKTMAN FUND (Prospectus Summary) | YACKTMAN FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Yacktman Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation and, to a lesser extent, current income.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 10%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in both domestic and foreign equity securities and debt securities. The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American
Depositary Receipts (ADRs).

The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks and ADRs. Some, but not all, of the equity securities may pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the
20% threshold.

The Fund's investment adviser employs a disciplined investment strategy. The
Fund invests in securities of any size company at levels the investment adviser thinks offer an attractive forward rate of return. When the investment adviser purchases stocks, it looks for companies with one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors in the Fund may lose money. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

• Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

• Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would.
  During these periods, the Fund's relative performance may suffer.

• Smaller-Capitalization Companies Risk: Smaller-capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger-capitalization companies. The stocks of smaller-capitalization companies tend to have less trading volume than stocks of larger-capitalization companies. Less trading volume may make it more difficult for our investment adviser to sell securities of smaller-capitalization companies at quoted market prices. Finally, there are periods when investing in smaller-capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

• Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

• Credit Risk: The issuers of the bonds and other debt securities held by the
  Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

  • Junk Bond Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include:

  • Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

  • Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the price of junk bonds than on other higher rated fixed-income securities.

  • Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

  • Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems junk bonds, the Fund may have to invest the proceeds in bonds with lower yields, with a corresponding reduction in future income.

  • Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund's securities than is the case with securities trading in a more liquid market.

  • The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

   The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

• Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Because of these risks the Fund is a suitable investment only for those investors who have longterm investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Investors in the Fund may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns over 1,
5, and 10 years compare with those of a broad measure of market performance. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's website www.yacktman.com, or by calling toll-free at 1-800-525-8258.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-525-8258
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.yacktman.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Total Return per Calendar Year
Bar Chart, Closing	rr_BarChartClosingTextBlock
Note: During the ten year period shown on the bar chart, the Fund's highest total return for a quarter was 34.83% (quarter ended June 30, 2009) and the lowest total return for a quarter was -18.44% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expense, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
YACKTMAN FUND (Prospectus Summary) | YACKTMAN FUND | YACKTMAN FUND
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.44%)
YACKTMAN FUND | S & P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for fees, expense, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
YACKTMAN FUND | YACKTMAN FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinveste Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 calendar days)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Annual Return 2001	rr_AnnualReturn2001	19.47%
Annual Return 2002	rr_AnnualReturn2002	11.41%
Annual Return 2003	rr_AnnualReturn2003	33.03%
Annual Return 2004	rr_AnnualReturn2004	9.93%
Annual Return 2005	rr_AnnualReturn2005	(1.30%)
Annual Return 2006	rr_AnnualReturn2006	15.95%
Annual Return 2007	rr_AnnualReturn2007	3.39%
Annual Return 2008	rr_AnnualReturn2008	(26.05%)
Annual Return 2009	rr_AnnualReturn2009	59.31%
Annual Return 2010	rr_AnnualReturn2010	12.64%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.82%
YACKTMAN FUND | YACKTMAN FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.61%
YACKTMAN FUND | YACKTMAN FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.10%